Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consist of the following:

	As of September 30,
	2024	2023
Tax refunds(1)	$402,048	$512,292
Deposits	436,450	204,652
Advance to suppliers	35,128	324,243
Prepaid expenses(2)	1,808,887	8,224
Others	7,068	4,276
Prepayments and other current assets, net	$2,689,581	$1,053,687

(1)	Tax refunds consist of consumption tax and VAT refund for export business. The Group is eligible for consumption tax and VAT refund for cross-border products sales in Japan and China.

(2)	The Company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the year ended September 30, 2024, the amortized expense amount is $572,222, and the remaining amount is $1,487,778. The other $315,908 is the prepaid service fee for issuing convertible bonds. The rest amount of $5,201 is for other prepaid network and software expenses.